Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited)
March 31, 2026

	Shares/ Principal	Fair Value
Common Stocks - 70.2%
Aerospace & Defense - 2.3%
General Dynamics Corp.	4,349	$1,492,664
RTX Corp.	9,751	1,880,968
		3,373,632
Banks - 2.6%
JPMorgan Chase & Co.	12,975	3,816,726
Beverages - 0.7%
PepsiCo, Inc.	6,430	998,515
Biotechnology - 1.3%
Abbvie, Inc.	8,406	1,828,221
Building Products - 1.8%
Carlisle Cos., Inc.	2,648	883,426
Johnson Controls International PLC	13,370	1,750,801
		2,634,227
Capital Markets - 6.4%
Ares Management Corp., Class A	16,308	1,779,203
Charles Schwab Corp. (The)	20,612	1,937,116
Morgan Stanley	16,144	2,656,818
Nasdaq, Inc.	23,317	1,979,380
S&P Global, Inc.	1,985	844,300
		9,196,817
Chemicals - 3.8%
Ecolab, Inc.	4,923	1,309,617
Linde PLC	6,761	3,351,833
Sherwin-Williams Co. (The)	2,571	824,134
		5,485,584
Commercial Services & Supplies - 0.8%
Cintas Corp.	7,232	1,223,221
Communications Equipment - 0.7%
Motorola Solutions, Inc.	2,318	1,005,942
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	4,301	22
Consumer Staples Distribution & Retail - 3.4%
Casey's General Stores, Inc.	1,652	1,202,425
Walmart, Inc.	29,287	3,639,788
		4,842,213
Electric Utilities - 1.0%
NextEra Energy, Inc.	16,079	1,493,418
Electrical Equipment - 1.1%
nVent Electric PLC	12,953	1,532,081
Financial Services - 2.2%
Visa, Inc., Class A	10,439	3,155,083
Ground Transportation - 0.8%
Old Dominion Freight Line, Inc.	6,011	1,174,549
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	18,452	1,894,467
STERIS PLC	4,258	941,572

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	6,638	$2,181,180
		5,017,219
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	6,563	2,039,715
Household Durables - 0.6%
DR Horton, Inc.	6,441	883,834
Household Products - 1.4%
Procter & Gamble Co. (The)	14,275	2,061,881
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	4,311	974,415
Insurance - 0.7%
Erie Indemnity Co., Class A	600	150,786
Marsh & McLennan Cos., Inc.	4,788	830,479
		981,265
IT Services - 0.5%
Accenture PLC, Class A	3,874	768,175
Life Sciences Tools & Services - 1.1%
Danaher Corp.	8,239	1,562,114
Machinery - 1.2%
Parker-Hannifin Corp.	1,958	1,752,880
Multi-Utilities - 1.7%
Ameren Corp.	11,194	1,230,445
WEC Energy Group, Inc.	10,920	1,264,208
		2,494,653
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	8,714	1,802,927
EOG Resources, Inc.	8,756	1,265,855
Exxon Mobil Corp.	8,356	1,417,679
		4,486,461
Pharmaceuticals - 4.7%
Eli Lilly & Co.	3,323	3,056,395
Johnson & Johnson	11,143	2,723,795
Merck & Co., Inc.	8,599	1,034,374
		6,814,564
Semiconductors & Semiconductor Equipment - 7.4%
Analog Devices, Inc.	7,745	2,463,994
Applied Materials, Inc.	4,972	1,699,380
Broadcom, Inc.	15,591	4,825,570
Texas Instruments, Inc.	9,049	1,756,773
		10,745,717
Software - 6.6%
Intuit, Inc.	709	306,557
Microsoft Corp.	16,816	6,224,779
Oracle Corp.	17,277	2,541,620
Roper Technologies, Inc.	1,247	441,263
		9,514,219

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

	Shares/ Principal	Fair Value

Specialty Retail - 2.8%
Lowe's Cos., Inc.	6,932	$1,637,893
Ross Stores, Inc.	6,681	1,447,305
Tractor Supply Co.	22,788	1,032,296
		4,117,494
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	15,585	3,955,317
Trading Companies & Distributors - 1.2%
WW Grainger, Inc.	1,553	1,694,028
Total Common Stocks
(Cost - $52,617,980)		101,624,202
Corporate Bonds and Notes - 12.3%
Advertising - 0.1%
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	50,000	52,314
Neptune Bidco US, Inc.
9.29%, 4/15/29(a)	$5,000	5,008
9.50%, 2/15/33(a)	15,000	14,552
		71,874
Aerospace & Defense - 0.3%
Boeing Co. (The)
5.15%, 5/1/30	150,000	152,264
6.88%, 3/15/39	50,000	54,966
3.65%, 3/1/47	100,000	70,449
Honeywell Aerospace, Inc.
4.60%, 3/16/33(a)	15,000	14,832
4.95%, 3/16/36(a)	30,000	29,763
5.73%, 3/16/56(a)	15,000	14,872
5.85%, 3/16/66(a)	10,000	9,933
Howmet Aerospace, Inc.
4.85%, 10/15/31	50,000	50,579
4.75%, 4/15/36	25,000	24,307
		421,965
Agriculture - 0.2%
BAT Capital Corp.
4.63%, 3/22/33	85,000	83,208
4.39%, 8/15/37	28,000	25,424
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	205,414
		314,046
Apparel - 0.0%†
Tapestry, Inc., 5.50%, 3/11/35	35,000	35,077
Auto Manufacturers - 0.1%
General Motors Financial Co., Inc.
4.20%, 10/27/28	15,000	14,844
5.45%, 9/6/34	20,000	19,852
Hyundai Capital America
5.35%, 3/19/29(a)	50,000	50,912

	Shares/ Principal	Fair Value

Auto Manufacturers (continued)
5.40%, 6/23/32(a)	$100,000	$101,799
		187,407
Banks - 2.6%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27(a),(b)	200,000	201,694
Banco Santander SA, 2.75%, 12/3/30	200,000	179,792
Bank of America Corp.
2.59%, (SOFR + 2.15%), 4/29/31(b)	100,000	92,362
1.92%, (SOFR + 1.37%), 10/24/31(b)	200,000	177,194
5.47%, (SOFR + 1.65%), 1/23/35(b)	150,000	152,893
3.85%, (US 5 Year CMT T-Note + 2.00%), 3/8/37(b)	28,000	25,937
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	91,672
3.06%, (SOFR + 1.35%), 1/25/33(b)	200,000	180,717
Danske Bank A/S, 5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30(a),(b)	200,000	205,672
Deutsche Bank AG, 5.37%, 9/9/27	150,000	152,546
Goldman Sachs Group, Inc. (The)
1.99%, (SOFR + 1.09%), 1/27/32(b)	300,000	263,205
2.38%, (SOFR + 1.25%), 7/21/32(b)	200,000	176,556
5.07%, (SOFR + 1.19%), 1/21/37(b)	15,000	14,672
JPMorgan Chase & Co.
4.49%, (3 Month Term SOFR + 3.79%), 3/24/31(b)	400,000	397,831
5.34%, (SOFR + 1.62%), 1/23/35(b)	50,000	50,770
5.58%, (SOFR + 1.64%), 7/23/36(b)	30,000	30,510
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29(b)	200,000	205,457
Morgan Stanley
4.49%, (SOFR + 0.95%), 1/16/32(b)	25,000	24,591
4.71%, (SOFR + 1.20%), 3/12/32(b)	30,000	29,801
2.24%, (SOFR + 1.18%), 7/21/32(b)	500,000	437,775
5.07%, (SOFR + 1.18%), 1/30/37(b)	25,000	24,519
5.95%, (US 5 Year CMT T-Note + 2.43%), 1/19/38(b)	10,000	10,253
5.90%, (SOFR + 1.78%), 3/13/47(b)	20,000	19,922
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27(a),(b)	200,000	198,940
Truist Financial Corp.
7.16%, (SOFR + 2.45%), 10/30/29(b)	50,000	53,136
5.44%, (SOFR + 1.62%), 1/24/30(b)	100,000	102,334
Wells Fargo & Co.
5.20%, (SOFR + 1.50%), 1/23/30(b)	100,000	101,632

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

	Shares/ Principal	Fair Value

Banks (continued)
5.50%, (SOFR + 1.78%), 1/23/35(b)	$100,000	$101,825
		3,704,208
Beverages - 0.0%†
Keurig Dr Pepper, Inc., 5.30%, 3/15/34	20,000	19,841
Biotechnology - 0.4%
Amgen, Inc., 5.25%, 3/2/33	100,000	102,680
Biogen, Inc., 2.25%, 5/1/30	100,000	91,347
CSL Finance PLC, 4.25%, 4/27/32(a)	150,000	145,264
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	261,500
		600,791
Building Materials - 0.1%
JH North America Holdings, Inc., 5.88%, 1/31/31(a)	25,000	24,780
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 4/1/32(a)	75,000	71,832
		96,612
Chemicals - 0.0%†
Qnity Electronics, Inc.
5.75%, 8/15/32(a)	10,000	10,006
6.25%, 8/15/33(a)	5,000	5,051
Rain Carbon, Inc., 12.25%, 9/1/29(a)	50,000	51,437
		66,494
Commercial Services - 0.2%
Ashtead Capital, Inc., 5.80%, 4/15/34(a)	200,000	204,085
EquipmentShare.com, Inc., 9.00%, 5/15/28(a)	50,000	51,635
		255,720
Computers - 0.1%
CACI International, Inc., 6.38%, 6/15/33(a)	25,000	25,440
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	100,000	99,317
McAfee Corp., 7.38%, 2/15/30(a)	30,000	24,784
		149,541
Cosmetics/Personal Care - 0.1%
Kenvue, Inc., 4.85%, 5/22/32	100,000	100,906
Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	132,765
Avolon Holdings Funding Ltd.
4.90%, 10/10/30(a)	65,000	64,551
4.95%, 10/15/32(a)	100,000	97,391
Freedom Mortgage Holdings LLC, 8.38%, 4/1/32(a)	25,000	24,589
Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32(a)	50,000	49,406
		368,702

	Shares/ Principal	Fair Value

Electric - 1.8%
American Electric Power Co., Inc.
5.80%, (US 5 Year CMT T-Note + 2.13%), 3/15/56(b)	$35,000	$34,571
6.05%, (US 5 Year CMT T-Note + 1.94%), 3/15/56(b)	10,000	9,907
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 2/15/32(a)	150,000	146,468
Clearway Energy Operating LLC, 5.75%, 1/15/34(a)	5,000	4,911
Constellation Energy Generation LLC
4.40%, 1/15/31	15,000	14,809
5.80%, 3/1/33	200,000	209,557
6.13%, 1/15/34	50,000	53,387
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	95,485
DTE Electric Co.
5.25%, 5/15/35	15,000	15,215
4.85%, 3/1/36	25,000	24,550
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	105,562
EDP Finance BV, 1.71%, 1/24/28(a)	200,000	189,804
Electricite de France SA, 5.70%, 5/23/28(a)	200,000	204,690
Enel Finance International NV, 3.50%, 4/6/28(a)	200,000	196,147
Exelon Corp., 4.05%, 4/15/30	200,000	195,839
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/30	100,000	91,132
2.44%, 1/15/32	100,000	88,105
5.30%, 3/15/32	65,000	66,502
Pacific Gas and Electric Co., 3.25%, 6/1/31	150,000	138,383
Southern Co. (The), 3.70%, 4/30/30	50,000	48,357
Talen Energy Supply LLC, 6.25%, 2/1/34(a)	20,000	19,773
Virginia Electric and Power Co.
5.00%, 4/1/33	100,000	100,628
4.95%, 3/15/36	40,000	38,993
Vistra Operations Co. LLC
4.30%, 7/15/29(a)	300,000	294,428
5.35%, 1/31/36(a)	15,000	14,652
Xcel Energy, Inc., 5.45%, 8/15/33	150,000	153,154
		2,555,009
Electrical Components & Equipments - 0.0%†
WESCO Distribution, Inc., 6.63%, 3/15/32(a)	50,000	51,149
Electronics - 0.1%
Amphenol Corp., 4.40%, 2/15/33	45,000	43,930

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

	Shares/ Principal	Fair Value

Electronics (continued)
Flex Ltd., 5.25%, 1/15/32	$100,000	$100,409
		144,339
Engineering & Construction - 0.0%†
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	50,000	48,203
Entertainment - 0.0%†
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	5,000	4,986
Environmental Control - 0.0%†
Waste Connections, Inc., 4.80%, 7/15/36	25,000	24,459
Food - 0.3%
Industrial F&B Investments III, Inc., 7.75%, 2/11/33(a)	10,000	10,045
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl, 3.63%, 1/15/32	200,000	185,097
Kraft Heinz Foods Co., 5.00%, 6/4/42	50,000	44,062
Mars, Inc., 5.20%, 3/1/35(a)	140,000	141,424
		380,628
Gas - 0.1%
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	100,000	101,390
Healthcare-Products - 0.2%
Baxter International, Inc., 2.54%, 2/1/32	200,000	168,557
Medline Borrower LP, 3.88%, 4/1/29(a)	50,000	48,361
Thermo Fisher Scientific, Inc., 4.90%, 2/12/36	20,000	19,862
		236,780
Healthcare-Services - 0.5%
Centene Corp., 3.00%, 10/15/30	100,000	87,623
DaVita, Inc., 4.63%, 6/1/30(a)	50,000	48,027
HCA, Inc., 4.60%, 11/15/32	20,000	19,453
Icon Investments Six DAC, 6.00%, 5/8/34	200,000	202,923
IQVIA, Inc.
6.25%, 2/1/29	100,000	103,888
6.25%, 6/1/32(a)	50,000	50,769
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	96,016
Tenet Healthcare Corp., 6.00%, 11/15/33(a)	10,000	10,117
UnitedHealth Group, Inc., 5.15%, 7/15/34	100,000	100,951
		719,767

	Shares/ Principal	Fair Value

Housewares - 0.0%†
Newell Brands, Inc., 8.50%, 6/1/28(a)	$35,000	$36,118
Insurance - 0.6%
Arthur J Gallagher & Co., 5.00%, 2/15/32	50,000	50,122
Asurion LLC And Asurion Co.-Issuer, Inc.
8.00%, 12/31/32(a)	10,000	10,357
8.38%, 2/1/34(a)	10,000	9,689
Athene Global Funding
5.03%, 7/17/30(a)	50,000	49,447
5.54%, 8/22/35(a)	50,000	48,908
Brown & Brown, Inc.
2.38%, 3/15/31	100,000	87,999
5.25%, 6/23/32	15,000	14,966
5.55%, 6/23/35	30,000	29,977
Corebridge Financial, Inc., 6.05%, 9/15/33	150,000	156,892
F&G Annuities & Life, Inc., 6.50%, 6/4/29	50,000	50,179
Metropolitan Life Global Funding I, 4.30%, 8/25/29(a)	150,000	148,607
RGA Global Funding, 5.50%, 1/11/31(a)	100,000	102,745
Sammons Financial Group, Inc., 6.88%, 4/15/34(a)	100,000	105,936
		865,824
Internet - 0.2%
Airbnb, Inc.
4.65%, 3/16/31	15,000	14,970
5.25%, 3/16/36	10,000	10,012
Alphabet, Inc., 4.80%, 2/15/36	20,000	19,929
Amazon.com, Inc., 4.88%, 3/13/36	25,000	24,791
Amazon.Com, Inc.
4.55%, 3/13/33	15,000	14,864
5.80%, 3/13/56	10,000	10,025
6.05%, 3/13/76	30,000	29,898
Beignet Investor LLC, 6.58%, 5/30/49(a)	9,000	9,253
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 7/1/32(a)	50,000	43,586
Meta Platforms, Inc., 4.95%, 5/15/33	50,000	50,451
		227,779
Iron & Steel - 0.0%†
Commercial Metals Co., 6.00%, 12/15/35(a)	15,000	14,783
Leisure Time - 0.1%
Carnival Corp.
5.75%, 3/15/30(a)	50,000	50,392
5.75%, 8/1/32(a)	10,000	9,997
NCL Corp. Ltd., 6.25%, 9/15/33(a)	10,000	9,655

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

	Shares/ Principal	Fair Value

Leisure Time (continued)
Viking Cruises Ltd., 5.88%, 10/15/33(a)	$15,000	$14,807
		84,851
Lodging - 0.0%†
Marriott International, Inc., 4.50%, 5/1/33	25,000	24,162
Machinery-Construction & Mining - 0.0%†
Vertiv Holdings Co.
4.85%, 3/15/36	36,000	35,020
5.80%, 3/15/56	10,000	9,634
		44,654
Machinery-Diversified - 0.0%†
Esab Corp., 6.25%, 4/15/29(a)	50,000	50,738
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 4/1/31	200,000	179,567
4.40%, 4/1/33	100,000	93,579
Comcast Corp., 4.80%, 5/15/33	100,000	99,477
Fox Corp., 3.50%, 4/8/30	125,000	119,915
Nexstar Media, Inc., 7.25%, 4/15/34(a)	20,000	20,077
Paramount Global, 4.20%, 5/19/32	100,000	85,678
Sinclair Television Group, Inc., 8.13%, 2/15/33(a)	50,000	50,828
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	99,301
		748,422
Mining - 0.2%
Glencore Funding LLC, 5.51%, 4/1/36(a)	30,000	30,051
Novelis Corp., 6.38%, 8/15/33(a)	30,000	29,420
Rio Tinto Finance USA PLC, 5.00%, 3/14/32	150,000	152,966
		212,437
Miscellaneous Manufacturing - 0.0%†
Carlisle Cos., Inc., 5.25%, 9/15/35	15,000	14,995
Oil & Gas - 0.5%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	191,875
Canadian Natural Resources Ltd., 2.95%, 7/15/30	100,000	94,071
Hess Corp., 7.13%, 3/15/33	200,000	227,966
Sunoco LP
5.38%, 7/15/31(a)	10,000	9,920
5.63%, 7/15/34(a)	5,000	4,915
TotalEnergies Capital SA, 4.72%, 9/10/34	100,000	99,491
Viper Energy Partners LLC, 5.70%, 8/1/35	34,000	34,266
		662,504

	Shares/ Principal	Fair Value

Oil & Gas Services - 0.0%†
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 2/1/34(a)	$5,000	$4,956
Kodiak Gas Services LLC
6.50%, 10/1/33(a)	15,000	15,161
6.75%, 10/1/35(a)	10,000	10,159
Weatherford International Ltd., 6.75%, 10/15/33(a)	15,000	15,316
		45,592
Packaging & Containers - 0.1%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	46,010
Aptargroup, Inc., 4.75%, 3/30/31	25,000	24,784
Toucan Finco Ltd. / Toucan Finco Can, Inc. / Toucan Finco US LLC, 9.50%, 5/15/30(a)	150,000	132,394
		203,188
Pharmaceuticals - 0.4%
Abbvie, Inc.
4.40%, 3/15/33	20,000	19,636
4.75%, 3/15/36	5,000	4,903
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	99,012
CVS Health Corp.
1.88%, 2/28/31	15,000	13,095
5.30%, 6/1/33	100,000	100,820
4.78%, 3/25/38	100,000	92,066
Merck & Co., Inc.
4.45%, 12/4/32	10,000	9,932
4.75%, 12/4/35	20,000	19,627
Novartis Capital Corp.
4.10%, 11/5/30	85,000	83,923
4.60%, 3/18/33	20,000	19,933
4.90%, 3/18/36	25,000	24,957
5.70%, 3/18/56	15,000	15,147
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	99,694
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	15,000	11,116
		613,861
Pipelines - 0.7%
Cheniere Energy, Inc.
5.65%, 4/15/34	50,000	51,492
5.20%, 7/30/36(a)	5,000	4,952
Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35	140,000	145,292
Energy Transfer LP
4.95%, 5/15/28	100,000	100,858

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

	Shares/ Principal	Fair Value

Pipelines (continued)
5.55%, 5/15/34	$100,000	$101,897
Hess Midstream Operations LP, 6.50%, 6/1/29(a)	50,000	51,055
Kinetik Holdings LP, 6.63%, 12/15/28(a)	50,000	50,813
MPLX LP, 5.40%, 4/1/35	150,000	149,730
Targa Resources Corp., 4.35%, 4/15/31	20,000	19,573
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	99,556
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/30	100,000	95,054
5.10%, 3/15/36(a)	25,000	24,793
Venture Global Plaquemines LNG LLC
7.50%, 5/1/33(a)	25,000	27,475
7.75%, 5/1/35(a)	25,000	28,023
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	47,505
		998,068
REITS - 0.5%
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33	100,000	81,006
American Tower Corp.
1.88%, 10/15/30	100,000	88,236
4.70%, 12/15/32	15,000	14,733
5.35%, 3/15/35	150,000	151,059
Essex Portfolio LP, 5.38%, 4/1/35	50,000	50,455
Iron Mountain, Inc., 7.00%, 2/15/29(a)	50,000	50,974
Millrose Properties, Inc., 6.38%, 8/1/30(a)	75,000	74,854
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	25,000	16,284
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29(a)	100,000	101,902
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 4/1/32(a)	50,000	50,908
VICI Properties LP, 5.13%, 11/15/31	100,000	99,213
		779,624
Retail - 0.0%†
FirstCash, Inc., 6.88%, 3/1/32(a)	50,000	50,946
Semiconductors - 0.2%
Broadcom, Inc.
4.95%, 1/15/36	20,000	19,751
5.70%, 1/15/56	5,000	4,962
Foundry JV Holdco LLC, 6.25%, 1/25/35(a)	200,000	209,334
		234,047
Software - 0.3%
Fiserv, Inc., 2.65%, 6/1/30	150,000	136,582
Oak-Eagle Acquireco, Inc., 7.25%, 7/1/33(a)	10,000	10,374

	Shares/ Principal	Fair Value

Software (continued)
Oracle Corp.
2.88%, 3/25/31	$100,000	$88,929
4.80%, 9/26/32	25,000	23,801
5.70%, 2/4/36	40,000	38,490
6.70%, 2/4/56	15,000	13,888
Salesforce, Inc., 5.20%, 3/15/33	50,000	49,936
Synopsys, Inc., 5.00%, 4/1/32	100,000	100,874
		462,874
Telecommunications - 0.5%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(a)	10,000	9,926
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	10,000	10,310
AT&T, Inc.
2.55%, 12/1/33	250,000	211,612
5.13%, 4/30/36	20,000	19,766
Black Pearl Compute LLC, 6.13%, 2/15/31(a)	5,000	5,089
Cipher Compute LLC, 7.13%, 11/15/30(a)	10,000	10,360
Motorola Solutions, Inc., 2.75%, 5/24/31	100,000	90,888
SV RNO Property Owner 1 LLC, 5.88%, 3/1/31(a)	10,000	9,912
T-Mobile USA, Inc.
3.88%, 4/15/30	200,000	194,786
5.00%, 2/15/36	35,000	34,450
Verizon Communications, Inc.
2.36%, 3/15/32	150,000	130,644
4.75%, 1/15/33	35,000	34,564
WULF Compute LLC, 7.75%, 10/15/30(a)	10,000	10,568
		772,875
Transportation - 0.0%†
Burlington Northern Santa Fe LLC, 5.55%, 3/15/56	20,000	19,430
Total Corporate Bonds and Notes
(Cost - $18,107,032)		17,827,666
Agency Mortgage Backed Securities - 7.9%
Federal Home Loan Mortgage Corporation - 2.4%
Freddie Mac Pool
2.00%, 3/1/51	506,458	411,217
2.50%, 10/1/51	456,981	387,668
3.00%, 2/1/52	601,898	534,638
2.00%, 3/1/52	572,999	463,236
2.00%, 4/1/52	680,532	550,132
2.50%, 5/1/52	542,374	457,851
4.00%, 8/1/52	431,359	407,128

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

	Shares/ Principal	Fair Value

Federal Home Loan Mortgage Corporation (continued)
4.50%, 8/1/52	$335,067	$324,125
		3,535,995
Federal National Mortgage Association - 3.8%
Fannie Mae or Freddie Mac
1.50%, 4/1/41(c)	180,000	161,655
2.00%, 4/1/41(c)	250,000	229,522
2.50%, 4/1/41(c)	80,000	75,484
5.00%, 4/1/41(c)	120,000	120,764
2.50%, 4/1/56(c)	60,000	50,407
3.50%, 4/1/56(c)	40,000	36,619
4.50%, 4/1/56(c)	470,000	453,256
5.00%, 4/1/56(c)	500,000	492,891
5.50%, 4/1/56(c)	1,530,000	1,536,574
6.00%, 4/1/56(c)	1,330,000	1,354,938
6.50%, 4/1/56(c)	260,000	268,836
Fannie Mae Pool
3.00%, 11/1/48	187,623	169,255
2.50%, 4/1/52	187,061	157,998
3.50%, 12/1/52	441,757	405,892
		5,514,091
Government National Mortgage Association - 1.7%
Ginnie Mae
4.50%, 4/20/53(c)	180,000	173,609
2.00%, 4/20/56(c)	120,000	98,888
2.50%, 4/20/56(c)	420,000	360,527
3.50%, 4/20/56(c)	230,000	210,594
4.00%, 4/20/56(c)	170,000	159,003
5.00%, 4/20/56(c)	300,000	296,988
5.50%, 4/20/56(c)	390,000	392,300
6.00%, 4/20/56(c)	320,000	325,200
Ginnie Mae II Pool
2.00%, 7/20/52	213,718	176,293
2.50%, 7/20/52	226,545	194,710
		2,388,112
Total Agency Mortgage Backed Securities
(Cost - $11,683,832)		11,438,198
Asset Backed and Commercial Backed Securities - 4.8%
Ares LXV CLO Ltd., 4.79%, (3 Month Term SOFR + 1.12%), 7/25/34 (a),(b)	250,000	249,625
Bank, 3.47%, 5/15/62	30,000	29,063
Bank5, 5.63%, 11/15/58 (d)	24,000	24,410
Bank5 Trust, 1.06%, 1/15/58 (a),(d)	1,885,749	64,791

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Barclays Commercial Mortgage Trust, 3.44%, 5/15/52	$13,848	$13,615
Basswood Park CLO Ltd., 4.70%, (3 Month Term SOFR + 1.03%), 4/20/34 (a),(b)	250,000	249,562
BBCMS Mortgage Trust
6.30%, 9/15/56(d)	$33,000	34,985
5.78%, 2/15/59(d)	53,000	54,380
Benchmark Mortgage Trust
2.21%, 3/15/53	21,455	20,708
2.89%, 8/15/57	102,096	98,527
1.51%, 9/15/58(d)	418,000	24,550
1.26%, 10/15/58(a),(d)	999,695	49,593
5.69%, 2/15/59(d)	49,000	50,125
2.91%, 12/15/62	22,123	21,493
BMO Mortgage Trust, 5.94%, 12/15/57 (d)	40,000	41,249
BRAVO Residential Funding Trust, 3.50%, 10/25/44 (a),(d)	27,367	26,331
BX Mortgage Trust, 4.69%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	129,594
BX Trust, 5.16%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	90,707	90,707
Carlyle Global Market Strategies CLO Ltd.
4.59%, (3 Month Term SOFR + 0.92%), 7/20/32(a),(b)	121,517	121,646
4.76%, (3 Month Term SOFR + 1.09%), 4/20/34(a),(b)	250,000	249,776
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54	50,000	49,189
CGMS Commercial Mortgage Trust, 3.71%, 8/15/50 (d)	31,000	30,305
Chase Home Lending Mortgage Trust, 5.06%, (SOFR + 1.40%), 5/25/56 (a),(b)	26,441	26,498
CIFC Funding Ltd.
4.64%, (3 Month Term SOFR + 0.97%), 4/19/35(a),(b)	310,000	308,998
5.19%, (3 Month Term SOFR + 1.52%), 4/22/37(a),(b)	300,000	300,251
CIM Trust
4.00%, 8/25/48(a),(d)	12,972	12,385
4.00%, 2/25/49(a),(d)	5,291	5,145
Citigroup Commercial Mortgage Trust, 2.71%, 2/15/53	24,486	23,261
COMM Mortgage Trust, 4.61%, 10/10/48 (d)	12,763	12,744

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50 (a)	$85,000	$84,374
Connecticut Avenue Securities, 4.76%, (SOFR + 1.10%), 1/25/45 (a),(b)	15,107	15,078
Connecticut Avenue Securities Trust
4.66%, (SOFR + 1.00%), 2/25/45(a),(b)	19,920	19,890
5.11%, (SOFR + 1.45%), 3/25/45(a),(b)	23,394	23,469
4.66%, (SOFR + 1.00%), 5/25/45(a),(b)	21,732	21,692
CSAIL Commercial Mortgage Trust, 3.40%, 11/15/50	18,575	18,387
Elevation CLO Ltd., 4.59%, (3 Month Term SOFR + 0.92%), 10/20/31 (a),(b)	315	315
Fannie Mae REMICS
4.61%, (SOFR + 0.95%), 11/25/54(b)	128,157	129,293
4.61%, (SOFR + 0.95%), 11/25/54(b)	82,722	82,585
4.76%, (SOFR + 1.10%), 12/25/54(b)	152,168	152,218
4.66%, (SOFR + 1.00%), 1/25/55(b)	153,220	154,086
4.61%, (SOFR + 0.95%), 4/25/55(b)	25,346	25,630
Freddie Mac REMICS, 4.78%, (SOFR + 1.12%), 8/25/54 (b)	99,209	99,971
Freddie Mac STACR REMIC Trust
6.06%, (SOFR + 2.40%), 2/25/42(a),(b)	80,000	80,700
4.61%, (SOFR + 0.95%), 1/25/45(a),(b)	26,765	26,716
4.76%, (SOFR + 1.10%), 5/25/45(a),(b)	23,125	23,125
Goldentree Loan Management US Clo 11 Ltd., 4.75%, (3 Month Term SOFR + 1.08%), 10/20/34 (a),(b)	250,000	249,792
GS Mortgage Securities Trust
3.86%, 7/10/46(a),(d)	14,427	14,197
3.05%, 5/10/49	15,930	15,907
2.93%, 9/10/52	42,207	41,039
Home Partners of America Trust
2.30%, 12/17/26(a)	201,462	197,802
2.65%, 1/17/41(a)	71,811	67,068
HomesTrust, 5.92%, 7/25/69 (a),(e)	73,971	74,872
Invesco CLO Ltd., 4.77%, (3 Month Term SOFR + 1.10%), 7/15/34 (a),(b)	250,000	249,763

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
JP Morgan Mortgage Trust
2.50%, 6/25/52(a),(d)	$77,794	$70,003
5.37%, (SOFR + 1.70%), 3/20/54(a),(b)	10,910	10,963
JPMCC Commercial Mortgage Securities Trust, 3.15%, 6/13/52	9,915	9,853
LCM 34 Ltd., 4.85%, (3 Month Term SOFR + 1.18%), 10/20/34 (a),(b)	250,000	249,707
Marble Point CLO XV Ltd., 4.71%, (3 Month Term SOFR + 1.04%), 7/23/32 (a),(b)	170,287	170,198
Mill City Mortgage Loan Trust, 3.50%, 4/25/66 (a),(d)	40,639	39,877
Morgan Stanley Bank of America Merrill Lynch Trust, 3.99%, 12/15/49 (d)	24,000	23,084
Morgan Stanley Capital I Trust, 1.21%, 7/15/52 (d)	1,518,968	47,488
Neuberger Berman Loan Advisers CLO Ltd., 4.76%, (3 Month Term SOFR + 1.09%), 4/25/36 (a),(b)	250,000	249,634
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	218,207
Northwoods Capital 25 Ltd., 4.79%, (3 Month Term SOFR + 1.12%), 7/20/34 (a),(b)	250,000	249,764
OBX Trust, 6.13%, 12/25/63 (a),(e)	53,100	53,486
Octagon Investment Partners 41 Ltd., 4.76%, (3 Month Term SOFR + 1.09%), 10/15/33 (a),(b)	250,000	249,536
Octagon Investment Partners 45 Ltd., 4.82%, (3 Month Term SOFR + 1.15%), 4/15/35 (a),(b)	250,000	249,803
Provident Funding Mortgage Trust, 3.00%, 12/25/49 (a),(d)	18,294	15,808
PSMC Trust, 2.50%, 8/25/51 (a),(d)	139,393	126,957
Structured Agency Credit Risk, 4.66%, (SOFR + 1.00%), 2/25/46 (a),(b)	40,707	40,556
Vegas, 6.22%, 7/10/36 (a),(d)	38,000	37,805
Venture 41 CLO Ltd., 4.80%, (3 Month Term SOFR + 1.13%), 1/20/34 (a),(b)	250,000	250,014
Verus Securitization Trust, 6.22%, 6/25/69 (a),(e)	58,219	58,930
VRTX Trust, 4.93%, 8/5/42 (a),(d)	38,000	37,550
WFRBS Commercial Mortgage Trust, 4.31%, 10/15/57 (d)	33,000	32,202

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Zais CLO Ltd., 4.99%, (3 Month Term SOFR + 1.32%), 10/25/37 (a),(b)	$250,000	$249,366
Total Asset Backed and Commercial Backed Securities
(Cost - $7,122,094)		7,022,266
U.S. Treasury Securities and Agency Bonds - 2.6%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	140,000	113,248
U.S. Treasury Bond
4.25%, 8/15/35	55,000	54,837
1.13%, 5/15/40	525,000	331,324
1.13%, 8/15/40	60,000	37,479
3.88%, 2/15/43	120,000	106,819
4.13%, 8/15/44	150,000	136,342
2.50%, 5/15/46	360,000	247,866
2.25%, 8/15/46	525,000	343,034
3.13%, 5/15/48	100,000	75,406
2.88%, 5/15/49	498,000	354,942
2.25%, 8/15/49	425,000	265,011
1.25%, 5/15/50	800,000	380,781
2.38%, 5/15/51	90,000	56,450
1.88%, 11/15/51	1,001,000	551,449
3.63%, 5/15/53	330,000	265,263
4.25%, 8/15/54	240,000	215,550
4.75%, 8/15/55	235,000	229,602
Total U.S. Treasury Securities and Agency Bonds
(Cost - $4,234,250)		3,765,403
Mutual Funds - 0.8%
Debt Funds - 0.8%
Franklin Floating Rate Daily Access Fund (Cost - $1,136,337)	151,109	1,094,026
Municipal Bonds - 0.4%
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	185,000	169,048
Greenville City School District, 3.54%, 1/1/51	110,000	83,401
San Bernardino Community College District
2.69%, 8/1/41	250,000	189,025
2.86%, 8/1/49	150,000	98,834
Total Municipal Bonds
(Cost - $689,276)		540,308

	Shares/ Principal	Fair Value
Short-Term Investments - 5.2%
Money Market Funds - 5.2%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(f)	5,627,540	$5,627,539
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(f)	1,944,999	1,944,999
Total Short-Term Investments (Cost - $7,572,538)		7,572,538
Total Investments - 104.2%
(Cost - $103,163,339)		$150,884,607
Other Assets Less Liabilities - Net (4.2)%		(6,133,996)
Total Net Assets - 100.0%		$144,750,611

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2026, these securities amounted to $11,018,085 or 7.6% of net assets.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	Step coupon.
(f)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	21	6/30/2026	$4,356,352	$(30,344)
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	1	6/18/2026	116,562	(4,017)

					(34,361)
Short Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	26	6/19/2026	3,771,430	(19,860)
S&P 500 E-Mini Future	Goldman Sachs & Co.	42	6/18/2026	13,798,575	98,858
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	6	6/18/2026	2,037,900	(19,775)
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	2	6/18/2026	227,031	(750)
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	25	6/30/2026	2,704,492	10,568
U.S. Long Bond Future	J. P. Morgan Securities LLC	3	6/18/2026	341,625	(2,177)

					66,864

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$32,503

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	CDX.EM.44	Quarterly	Buy	1.00%	–	NR	12/20/30	$580,000	$(11,267)	$(11,548)	$281
Citibank NA	CDX.NA.HY.45	Quarterly	Buy	5.00%	–	NR	12/20/30	168,300	9,144	10,195	(1,051)
Citibank NA	ITRAXX Europe Series.45	Quarterly	Sell	1.00%	–	NR	06/20/31	930,000	(15,060)	(13,409)	(1,651)
Citibank NA	CDX.NA.IG.46	Quarterly	Buy	1.00%	–	NR	06/20/31	370,000	6,510	5,759	751
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(10,673)	$(9,003)	$(1,670)

*	Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR	-	Not Rated